Q2 2022 Product Sales year-on-year analysis (Tables)	6 Months Ended
Jun. 30, 2022
Q2 2022 Product Sales year-on-year analysis
Q2 2022 Product Sales year-on-year analysis

	World			Emerging Markets			US		Europe			Established RoW
		Act	CER		Act	CER				Act	CER		Act	CER
	$m	% chg	% chg	$m	% chg	% chg	$m	% Change	$m	% chg	% chg	$m	% chg	% chg
Oncology	3,701	14	18	897	4	6	1,605	26	691	14	26	508	(1)	12
Tagrisso	1,400	7	12	400	2	4	513	17	256	5	17	231	(1)	12
Imfinzi	695	15	20	75	-	1	374	22	142	21	34	104	(2)	11
Lynparza	673	15	20	120	21	23	312	16	169	11	23	72	8	23
Calquence	489	74	77	8	80	77	396	59	67	n/m	n/m	18	n/m	n/m
Enhertu	18	n/m	n/m	12	n/m	n/m	-	-	4	n/m	n/m	2	n/m	n/m
Orpathys	11	n/m	n/m	11	n/m	n/m	-	-	-	-	-	-	-	-
Zoladex	236	(3)	2	165	3	7	3	(7)	34	(7)	3	34	(23)	(14)
Faslodex	86	(18)	(11)	37	(1)	3	5	(29)	16	(48)	(42)	28	(8)	5
Iressa	32	(32)	(29)	26	(28)	(26)	2	(32)	-	(63)	(43)	4	(48)	(39)
Arimidex	28	(1)	5	22	8	11	-	(45)	-	(93)	(93)	6	(19)	(4)
Casodex	21	(50)	(48)	14	(57)	(57)	-	(99)	1	n/m	n/m	6	(29)	(19)
Others	12	(8)	1	7	5	11	-	-	2	(14)	(4)	3	(35)	(25)
BioPharmaceuticals: CVRM*	2,352	14	19	1,074	10	14	629	14	463	26	39	186	16	30
Farxiga	1,103	51	59	423	42	47	275	61	309	56	74	96	45	63
Brilinta	350	(7)	(4)	78	4	8	185	(5)	73	(19)	(10)	14	(17)	(14)
Lokelma	66	68	79	2	89	n/m	39	55	7	n/m	n/m	18	78	n/m
Roxadustat	50	(2)	(1)	50	(2)	(1)	-	-	-	-	-	-	-	-
Andexxa*	37	5	11	-	-	-	18	(37)	9	49	61	10	n/m	n/m
Crestor	280	6	11	217	19	24	16	(14)	10	(14)	(4)	37	(30)	(22)
Seloken/Toprol-XL	223	(16)	(13)	218	(16)	(13)	-	-	3	(3)	(4)	2	(13)	1
Bydureon	73	(23)	(22)	1	(20)	(18)	62	(20)	10	(34)	(26)	-	(95)	(95)
Onglyza	71	(28)	(25)	32	(36)	(32)	22	(15)	10	(33)	(26)	7	(8)	(7)
Others	99	(1)	1	53	(8)	(7)	12	(6)	32	19	22	2	(28)	(19)
BioPharmaceuticals: R&I	1,381	(3)	1	294	(14)	(12)	654	10	274	(14)	(4)	159	(2)	6
Symbicort	614	(10)	(6)	139	(1)	2	222	(16)	155	(12)	(3)	98	(1)	5
Fasenra	354	11	15	10	94	89	230	15	78	6	18	36	(11)	-
Pulmicort	116	(30)	(28)	72	(40)	(39)	15	(16)	17	(4)	8	12	3	12
Breztri	93	66	72	21	20	21	53	71	9	n/m	n/m	10	47	69
Saphnelo	24	n/m	n/m	-	-	-	23	n/m	-	-	-	1	n/m	n/m
Daliresp	58	7	8	1	(37)	(34)	54	11	3	(27)	(19)	-	34	38
Bevespi	15	12	17	1	46	73	11	8	3	25	39	-	(59)	49
Others	107	(18)	(17)	50	(14)	(14)	46	90	9	(79)	(77)	2	(47)	(45)
BioPharmaceuticals: V&I	977	10	15	231	(44)	(44)	252	n/m	225	(39)	(32)	269	n/m	n/m
Vaxzevria	451	(48)	(44)	185	(55)	(55)	-	-	128	(63)	(59)	138	36	50
Evusheld	445	n/m	n/m	4	n/m	n/m	250	n/m	77	n/m	n/m	114	n/m	n/m
Synagis	80	n/m	n/m	42	n/m	n/m	2	(32)	19	(9)	(6)	17	n/m	n/m
FluMist	1	n/m	n/m	-	-	-	-	-	1	n/m	n/m	-	n/m	n/m
Rare Disease*	1,801	6	12	91	(35)	(19)	1,070	8	373	2	15	267	33	50
Soliris*	1,027	(5)	2	63	(48)	(30)	574	(2)	216	(19)	(8)	174	63	81
Ultomiris*	434	23	31	6	21	25	236	14	120	76	98	72	(3)	15
Strensiq*	242	16	18	9	1	(13)	193	21	21	-	12	19	2	17
Koselugo	62	n/m	n/m	10	n/m	n/m	47	83	5	n/m	n/m	-	-	-
Kanuma*	36	9	13	3	(36)	(39)	20	15	11	15	30	2	22	24
Other medicines	418	(3)	6	191	(20)	(16)	36	(17)	31	(33)	(29)	160	60	84
Nexium	343	2	12	145	(22)	(17)	30	(13)	12	(35)	(28)	156	59	82
Others	75	(19)	(17)	46	(14)	(13)	6	(32)	19	(32)	(30)	4	n/m	n/m
Total Product Sales	10,630	32	38	2,778	(2)	1	4,246	72	2,057	21	34	1,549	49	67